DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Deferred Charges [Table Text Block]
The deferred charges are comprised of the following amounts:

(in thousands of $)	2014	2013
Debt arrangement fees and other deferred financing charges	23,384	20,677
Accumulated amortization	(10,028)	(6,407)
	13,356	14,270